Long term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Long-term Investments.
Schedule of long-term investments

	As of December 31,
	2021	2022
Equity investments:
Equity Securities Without Readily Determinable Fair Values	93,150	558,004
Equity investments accounted for using the equity method	34,704	155,053
Equity Security With Readily Determinable Fair Values	28,452	12,966
Long-term held-to-maturity investments:
Long-term time deposits	—	707,853
Long-term financial instruments	—	50,615
Total Long-term Investments	156,306	1,484,491

Schedule of carrying amount and fair value of equity securities with readily determinable fair values

			Foreign Currency
Cango Inc.	Cost Basis	Unrealized Loss	Translation	Fair Value
As of December 31, 2021	100,303	(73,535)	1,684	28,452
As of December 31, 2022	100,303	(91,063)	3,726	12,966